UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2383

                        AllianceBernstein Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BOND FUND - QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES-36.3%
Federal National Mortgage Association-29.4%
4.50%, TBA                                                         $      16,265    $  16,000,694
5.00%, 4/25/14-2/01/34 (a)                                                12,641       12,508,951
5.00%, TBA                                                                43,045       42,380,812
5.50%, TBA                                                                15,625       16,032,140
6.00%, 2/01/17 (a)                                                         1,990        2,073,236
6.00%, TBA                                                                18,565       19,046,539
6.50%, 1/01/28-3/01/29 (a)                                                 4,963        5,193,891
6.50%, TBA                                                                14,630       15,270,062
                                                                                    --------------
                                                                                      128,506,325
                                                                                    --------------
Federal Home Loan Mortgage Corp.-2.5%
Federal Home Loan Mortgage Corp.
5.50%, TBA                                                                 4,495        4,510,454
6.00%, TBA                                                                 6,510        6,676,818
                                                                                    --------------
                                                                                       11,187,272
                                                                                    --------------
Government National Mortgage Association-4.4%
Government National Mortgage Association
5.00%, TBA                                                                 8,920        8,736,025
6.00%, TBA                                                                 3,845        3,954,344
6.50%, TBA                                                                 6,395        6,690,769
                                                                                    --------------
                                                                                       19,381,138
                                                                                    --------------
Total Mortgage Backed Securities
(cost $159,009,505)                                                                    159,074,735
                                                                                    --------------
U.S. TREASURY SECURITIES-20.9%
U.S. Treasury Notes-16.0%
1.625%, 2/28/06 (a)*                                                      68,635       67,782,485
3.875%, 5/15/09 (a)                                                          660          666,214
4.75%, 5/15/14 (a)                                                         1,390        1,420,243
                                                                                    --------------
                                                                                       69,868,942
                                                                                    --------------
U.S. Treasury Bonds-4.9%
5.375%, 2/15/31 (a)                                                        4,000        4,098,128
8.75%, 5/15/17 (a)                                                         2,870        3,932,910
10.75%, 8/15/05 (a)                                                       10,900       11,862,699
11.25%, 2/15/15 (a)                                                        1,000        1,555,938
                                                                                    --------------
                                                                                       21,449,675
                                                                                    --------------
Total U.S. Treasury Securities
(cost $92,936,476)                                                                     91,318,617
                                                                                    --------------

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-1.9%
Federal National Mortgage Association-0.6%
3.125%, 7/15/06 (a)                                                        2,850        2,865,276
                                                                                    --------------
Federal Home Loan Mortgage Corp.-1.3%
3.75%, 8/03/07 (a)                                                         5,685        5,684,943
                                                                                    --------------
Total U.S. Government & Government Sponsored Agency Obligations
(cost $8,533,127)                                                                       8,550,219
                                                                                    --------------
CORPORATE DEBT OBLIGATIONS-21.5%
Aerospace & Defense-0.1%
Boeing Capital Corp.
4.75%, 8/25/08 (a)                                                           365          375,528
                                                                                    --------------
Automotive-1.2%
Ford Motor Co.
7.45%, 7/16/31 (a)                                                           425          405,352
Ford Motor Credit Co.
6.375%, 2/01/29 (a)                                                          275          233,389
7.00%, 10/01/13 (a)                                                          505          514,881
7.375%, 2/01/11 (a)                                                        1,730        1,838,369
General Motors Acceptance Corp.
6.875%, 9/15/11 (a)                                                          840          863,521
General Motors Corp.
8.375%, 7/15/33 (a)                                                        1,520        1,593,524
                                                                                    --------------
                                                                                        5,449,036
                                                                                    --------------
Banking-2.7%
Bank of America Corp.
6.25%, 4/15/12 (a)                                                           305          329,622
Barclays Bank Plc pfd. (United Kingdom)
8.55%, 9/29/49 (a)(b)                                                        905        1,083,857
Capital One Bank
6.50%, 6/13/13 (a)                                                           630          659,223
CBA Capital Trust I pfd
5.805%, 12/31/49 (a)(b)                                                    1,185        1,178,308
CIT Group, Inc.
7.25%, 10/01/10 (a)                                                          745          847,840
J.P. Morgan Chase & Co.
6.75%, 2/01/11 (a)                                                         1,390        1,532,656
Mizuho Financial Group (Cayman Islands)
5.79%, 4/15/14 (a)(b)                                                        225          224,880
8.375%, 12/29/49 (a)                                                       1,540        1,614,873
RBS Capital Trust I pfd
4.709%, 12/29/49 (a)                                                       2,850        2,656,391
Suntrust Bank
1.435%, 6/02/09 (a)                                                          800          799,840

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba)
6.75%, 7/15/13 (a)                                                           880          946,898
                                                                                    --------------
                                                                                       11,874,388
                                                                                    --------------
Broadcasting/Media-1.3%
AOL Time Warner, Inc.
7.70%, 5/01/32 (a)                                                         1,145        1,275,749
Liberty Media Corp.
5.70%, 5/15/13 (a)                                                           535          527,298
News America, Inc.
6.55%, 3/15/33 (a)*                                                        1,070        1,097,253
Time Warner Entertainment Co. LP
8.375%, 3/15/23 (a)                                                        1,990        2,317,916
WPP Finance (UK) Corp. (United Kingdom)
5.875%, 6/15/14 (a)(b)                                                       570          579,351
                                                                                    --------------
                                                                                        5,797,567
                                                                                    --------------
Cable-0.8%
AT&T Broadband Corp.
9.455%, 11/15/22 (a)                                                         655          854,271
Comcast Cable Communication, Inc.
6.875%, 6/15/09 (a)                                                        1,905        2,092,166
Comcast Corp.
7.05%, 3/15/33 (a)                                                           465          491,713
                                                                                    --------------
                                                                                        3,438,150
                                                                                    --------------
Communications-2.6%
British Telecommunications Plc (United Kingdom)
8.875%, 12/15/30 (a)                                                       1,225        1,547,076
Deutsche Telekom International Finance BV (Netherlands)
8.75%, 6/15/30 (a)                                                           445          554,393
Koninklijke (Royal) KPN NV (Netherlands)
8.00%, 10/01/10                                                              555          646,386
SBC Communications, Inc.
5.875%, 8/15/12 (a)                                                          295          306,930
Sprint Capital Corp.
7.625%, 1/30/11 (a)                                                        1,090        1,225,644
8.75%, 3/15/32 (a)                                                         2,045        2,485,319
Telecom Italia Capital (Italy)
6.375%, 11/15/33 (a)(b)                                                    2,235        2,206,991
Verizon Global Funding Corp.
7.375%, 9/01/12 (a)                                                        2,190        2,497,463
                                                                                    --------------
                                                                                       11,470,202
                                                                                    --------------
Communications - Mobile-0.7%
AT&T Wireless Services, Inc.
8.75%, 3/01/31 (a)                                                         1,420        1,772,684
Telus Corp. (Canada)
7.50%, 6/01/07 (a)                                                           990        1,081,307
                                                                                    --------------
                                                                                        2,853,991
                                                                                    --------------

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Conglomerate/Miscellaneous-0.5%
Hutchison Whampoa International, Ltd (Cayman Islands)
7.45%, 11/24/33 (a)(b)                                                     2,195        2,139,859
                                                                                    --------------
Consumer Manufacturing-0.1%
Fortune Brands, Inc.
2.875%, 12/01/06 (a)                                                         510          506,527
                                                                                    --------------
Energy-0.7%
Amerada Hess Corp.
7.875%, 10/01/29 (a)                                                         850          938,927
Conoco, Inc.
6.95%, 4/15/29 (a)                                                           855          954,673
Valero Energy Corp.
7.50%, 4/15/32 (a)*                                                        1,150        1,302,341
                                                                                    --------------
                                                                                        3,195,941
                                                                                    --------------
Financial-4.1%
American General Finance Corp.
4.625%, 5/15/09 (a)                                                        1,500        1,514,741
Capital One Financial Corp.
6.25%, 11/15/13 (a)                                                          365          374,365
CIT Group, Inc.
1.48%, 5/18/07 (a)                                                           630          630,409
1.54%, 6/09/09 (a)                                                           570          570,973
Countrywide Home Loans, Inc.
4.00%, 3/22/11 (a)                                                         1,135        1,071,846
Credit Suisse First Boston
5.50%, 8/15/13 (a)                                                           780          789,429
General Electric Capital Corp.
Series A
1.61%, 6/22/07 (a)                                                         3,630        3,633,746
6.75%, 3/15/32 (a)                                                         2,310        2,530,485
Goldman Sachs Capital Trust I
6.345%, 2/15/34 (a)                                                          920          884,321
Household Finance Corp.
6.50%, 11/15/08 (a)                                                        1,505        1,636,954
7.00%, 5/15/12 (a)                                                           595          664,134
MBNA Corp.
4.625%, 9/15/08 (a)                                                          915          923,997
Morgan Stanley
4.75%, 4/01/14 (a)                                                         1,240        1,160,464
Royal & Sun Alliance Insurance Group plc (United Kingdom)
8.95%, 10/15/29 (a)                                                          795          899,331
The Goldman Sachs Group, Inc.
4.75%, 7/15/13                                                               685          652,662
                                                                                    --------------
                                                                                       17,937,857
                                                                                    --------------

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Food/Beverages-0.7%
Kraft Foods, Inc.
5.25%, 10/01/13 (a)                                                        1,050        1,041,273
Pepsi Bottling Group, Inc.
7.00%, 3/01/29 (a)                                                         1,950        2,216,659
                                                                                    --------------
                                                                                        3,257,932
                                                                                    --------------
Health Care-0.2%
Humana, Inc.
6.30%, 8/01/18 (a)                                                           635          637,633
                                                                                    --------------
Industrial-0.1%
General Electric Co.
5.00%, 2/01/13 (a)                                                           590          589,949
                                                                                    --------------
Insurance-1.3%
Assurant, Inc.
5.625%, 2/15/14 (a)                                                          660          658,264
Mangrove Bay Pass-Through Trust pfd
6.102%, 7/15/33 (a)(b)                                                     1,780        1,775,258
MetLife, Inc.
5.00%, 11/24/13 (a)                                                          740          726,365
Safeco Capital Trust I
8.072%, 7/15/37 (a)                                                          525          581,647
Zurich Capital Trust I
8.376%, 6/01/37 (a)(b)                                                     1,715        1,913,144
                                                                                    --------------
                                                                                        5,654,678
                                                                                    --------------
Paper/Packaging-0.7%
International Paper Co.
5.30%, 4/01/15 (a)                                                           900          871,115
Weyerhaeuser Co.
7.375%, 3/15/32 (a)*                                                       2,010        2,225,434
                                                                                    --------------
                                                                                        3,096,549
                                                                                    --------------
Petroleum Products-0.2%
Amerada Hess Corp.
7.125%, 3/15/33 (a)                                                          835          853,484
                                                                                    --------------
Public Utilities - Electric & Gas-1.9%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)                                                         1,005        1,093,835
Duke Energy Corp.
6.25%, 1/15/12 (a)                                                           370          392,528
FirstEnergy Corp.
7.375%, 11/15/31 (a)                                                       2,715        2,942,810
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)                                                         395          406,140
Nisource Finance Corp.
7.875%, 11/15/10 (a)                                                         590          684,175


                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co.
6.05%, 3/01/34 (a)                                                         1,105        1,068,088
Public Service Company of Colorado
7.875%, 10/01/12 (a)                                                         450          536,725
TXU Australia Holdings Pty, Ltd. (Australia)
6.15%, 11/15/13 (a)(b)                                                       290          307,182
Xcel Energy, Inc.
7.00%, 12/01/10 (a)                                                          650          726,744
                                                                                    --------------
                                                                                        8,158,227
                                                                                    --------------
Public Utilities - Telephone-0.1%
Sprint Capital Corp.
8.375%, 3/15/12 (a)                                                          505          592,532
                                                                                    --------------
Savings and Loan-0.5%
Washington Mutual Finance Corp.
6.875%, 5/15/11 (a)                                                        1,945        2,143,779
                                                                                    --------------
Services-0.6%
Pershing Road Development Co. LLC
1.844%, 9/01/26 (a)(b)                                                     1,545        1,545,000
Waste Management, Inc.
6.875%, 5/15/09 (a)                                                          960        1,060,260
                                                                                    --------------
                                                                                        2,605,260
                                                                                    --------------
Supermarket/Drug-0.3%
Albertsons, Inc.
7.45%, 8/01/29 (a)                                                         1,000        1,096,186
                                                                                    --------------
Technology-0.1%
IBM Corp.
4.375%, 6/01/09 (a)                                                          285          287,427
                                                                                    --------------
Total Corporate Debt Obligations
(cost $92,839,467)                                                                     94,012,682
                                                                                    --------------
SOVEREIGN DEBT SECURITIES-5.4%
Federal Republic of Germany
3.25%, 4/17/09 (a)                                                         7,295        8,699,680
Government of Spain
3.60%, 1/31/09 (a)                                                         8,415       10,206,964
United Mexican States
4.625%, 10/08/08 (a)                                                       2,540        2,533,650
7.50%, 1/14/12 (a)                                                         2,075        2,287,687
                                                                                    --------------
Total Sovereign Debt Securities
(cost $23,942,279)                                                                     23,727,981
                                                                                    --------------
ASSET BACKED SECURITIES-3.9%
Ameriquest Mortgage Securities, Inc.
Series 2004-R4, Class A2
1.56%, 6/25/34 (a)                                                         1,633        1,631,256

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust
Series 2003-C, Class AV
1.75%, 9/25/33 (a)                                                         1,167        1,167,950
Equity One Abs, Inc.
Series 2004-3, Class AF1
1.593%, 7/25/34 (a)                                                        1,030        1,030,000
Ford Credit Floorplan Master Owner Trust
Series 2004-1, Class A
1.502%, 7/15/09 (a)                                                        1,460        1,460,000
Merrill Lynch Mortgage Investors, Inc.
Series 2004-SL1, Class A
1.71%, 4/25/35 (a)                                                           664          663,838
Residential Asset Mortgage Products, Inc.
Series 2004-RS6, Class AI1
1.48%, 8/25/22 (a)                                                           762          762,207
Series 2004-SP1, Class AI1
1.48%, 6/25/13 (a)                                                           849          849,375
Series 2004-RS2, Class AI1
1.58%, 1/25/24 (a)                                                           733          733,484
Series 2004-RS7, Class AI1
1.64%, 8/25/22 (a)                                                         1,905        1,905,019
Residential Asset Securities Corp.
Series 2004-KS7, Class AI1
1.62%, 10/25/21 (a)                                                          825          824,992
Series 2003-KS3, Class A2
1.75%, 5/25/33 (a)                                                         1,447        1,448,746
Series 2002-KS7, Class A2
1.82%, 11/25/32 (a)                                                        1,318        1,320,669
Residential Funding Mortgage Securities, Inc.
Series 2004-HS2, Class AI1
1.48%, 12/25/18 (a)                                                          995          995,237
Superior Wholesale Inventory Financing
Series 2004-A9, Class A
1.289%, 5/15/09 (a)                                                        2,095        2,095,000
                                                                                    --------------
Total Asset Backed Securities
(cost $16,887,818)                                                                     16,887,773
                                                                                    --------------
COMMERCIAL MORTGAGE BACKED SECURITIES-3.4%
Banc America Commercial Mortgage, Inc.
Series 2004-1, Class A2
4.037%, 11/10/39 (a)                                                       1,495        1,459,703
Series 2004-1, Class A4
4.76%, 11/10/39 (a)                                                        2,055        1,992,610
Series 2004-3, Class A5
5.4836%, 6/10/39 (a)                                                       2,210        2,246,421
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4
5.189%, 7/10/39 (a)                                                        1,545        1,540,582
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)                                                        1,490        1,390,885

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/01/38 (a)                                                        2,200        2,225,102
Morgan Stanley Capital I Inc.
Series 2004-T13, Class A2
3.94%, 9/13/45 (a)                                                         1,400        1,363,460
Series 2003-IQ6, Class A4
4.97%, 12/15/41 (a)                                                        1,085        1,069,691
Series 2004-IQ7, Class A4
5.435%, 6/15/38 (a)                                                        1,510        1,543,416
                                                                                    --------------
Total Commercial Mortgage Backed Securities
(cost $14,821,630)                                                                     14,831,870
                                                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS-0.7%
Countrywide Home Loans
Series 2003-49, Class A1
1.6418%, 12/19/33 (a)                                                        827          826,405
Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 1A1
1.66%, 4/25/34 (a)                                                           931          930,611
Washington Mutual Finance Corp.
Series 2004-AR10, Class A2C
1.71%, 7/25/44 (a)                                                         1,270        1,270,000
                                                                                    --------------
Total Collateralized Mortgage Obligations
(cost $3,027,149)                                                                       3,027,016
                                                                                    --------------
SHORT-TERM INVESTMENTS-41.2%
U.S. Treasury Bills-39.4%
U.S. Treasury Bills
Zero coupon, 8/19/04-9/23/04 (a)*                                        172,845      172,583,580
                                                                                    --------------
Time Deposit-1.8%
State Street Euro Dollar
0.65%, 8/02/04                                                             7,849        7,849,000
                                                                                    --------------
Total Short-Term Investments
(amortized cost $180,432,580)                                                         180,432,580
                                                                                    --------------
Total Investments Before Security Lending Collateral-135.2%
(cost $592,430,031)                                                                   591,863,473
                                                                                    --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-35.5%
Short-Term Investments
Bradford & Bingley
1.34%, 8/09/04                                                            20,000       19,985,856
Bradpp
1.34%, 8/4/04                                                             20,000       19,985,110
Federal Home Loan Bank
1.27%-1.35%, 4/26/05-4/29/05                                              17,500       17,500,000
Goldman Sachs & Co.
1.42%, 10/20/04                                                           25,000       25,000,000

                                                                       Principal
                                                                          Amount
                                                                           (000)     U.S. $ Value
-------------------------------------------------------------------------------------------------
Gotham Funding
1.35%, 8/02/04-08/03/04                                                   23,074       23,054,225
MS Floater
1.39%, 4/19/05                                                            10,000       10,000,000
Sigma Finance
1.219%, 12/03/04                                                           5,000        5,000,000

                                                                          Shares
                                                                      ----------

UBS Private Money Market Fund, LLC
1.27%                                                                 35,005,898       35,005,898
                                                                                    --------------
Total Investment of Cash Collateral for Securities Loaned
(cost $155,531,089)                                                                   155,531,089
                                                                                    --------------
Total Investments-170.7%
(cost $747,961,120)                                                                   747,394,562
Other assets less liabilities-(70.7%)                                                (309,662,957)
                                                                                    --------------
Net Assets-100%                                                                     $ 437,731,605
                                                                                    --------------


FORWARD EXCHANGE CURRENCY CONTRACTS

                                      U.S. $
                       Contract      Value on          U.S. $
                        Amount       Original          Current       Unrealized
                        (000)          Date             Value       Appreciation
--------------------------------------------------------------------------------
Sale Contracts
Euro
Settling 8/23/04        15,877      $19,658,492      $19,094,591     $ 563,901

*     Represents entire or partial securities out on loan.
(a) Positions, or portion thereof, with an aggregate market value of $443,416,768 have been segregated to collateralize open forward exchange currency contracts.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the aggregate market value of these securities amounted to $12,953,830 or 2.96% of net assets.

      Glossary of Terms:

      FHLB - Federal Home Loan Bank

      TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

      ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.     DESCRIPTION OF EXHIBIT

      11(a)(1)        Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)        Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.


By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President


Date: September 27, 2004


By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: September 27, 2004


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